CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Accumulated amortization on intangible assets	$ 25,801	163,916		151,268
Common stock, Par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, Issued	42,630,169	42,630,169	42,309,285	42,309,285
Common stock, Outstanding	33,881,351	33,881,351	33,560,467	33,560,467
Cost of common stock in treasury, shares	8,748,818	8,748,818	8,748,818	8,748,818